Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
OPERATING ACTIVITIES
Net loss	$ (7,067,626)	$ (6,204,335)
Adjustments for:
Amortization	8,989	44,540
Depreciation	57,506	47,147
Impairment of accounts receivable	198,513
Change in fair value of derivative liability	(57,314)	1,230,860
Impairment of inventory	77,047
Gain on recovery of notes receivable		(771,260)
Finance and other costs	1,275	(140)
Gain on disposal of assets	(21,203)
Income from government assistance		(1,275)
Share-based payments	540,563	643,325
Adjustment for profit loss	(6,262,250)	(5,011,138)
Net changes in non-cash working capital items:
Receivables	404,458	(544,318)
Inventory	(558,352)	25,649
Prepaids	419,350	2,142,325
Trade payables and accrued liabilities	392,643	(47,704)
Customer deposits	40,467	37,401
Deferred income	(59,732)	(91,385)
Cash used in operating activities	(5,623,416)	(3,489,170)
INVESTING ACTIVITIES
Purchase of equipment	(74,415)	(23,197)
Disposal of equipment	45,774	10,755
Repayment of notes receivable	33,369
Cash provided by (used in) investing activities	4,728	(12,442)
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing	12,605,112
Share issue costs	(1,393,737)	(5,122)
Proceeds from issuance of common shares for warrants exercised		74,227
Proceeds from issuance of common shares for stock options exercised		26,875
Repayment of loans	(1,686)	(1,686)
Repayment of lease liabilities	(30,444)	(36,583)
Cash provided by (used in) financing activities	11,179,245	57,711
Effects of exchange rate changes on cash	(86,402)	(54,910)
Change in cash	5,560,557	(3,443,901)
Cash and cash equivalents, beginning of year	7,894,781	23,075,713
Cash and cash equivalents, end of period	13,368,936	19,576,902
Interest paid	$ 11,817	$ 11,195